UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI NEW YORK TAX FREE RESERVES

FORM N-Q
MAY 31, 2007

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.6%
Education — 7.0%
$ 9,000,000	NR	Connetquot Central School District of Islip, TAN, 4.375% due 6/27/07	$9,004,952
10,000,000	MIG1(a)	Lindenhurst, NY, Union Free School District, TAN, 4.500% due 6/28/07	10,005,130
4,000,000	VMIG1(a)	Monroe County, NY, Industrial Development Agency, Civic Facility
		Revenue, Monroe Community College, Series A, LOC-JPMorganChase,
		3.740%, 6/7/07 (b)	4,000,000
		New York State Dormitory Authority:
		Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe
		Generale, 3.830%, 6/6/07 (b)	2,000,000
		Cornell University:
14,425,000	A-1+	Series A, SPA-JPMorganChase, 3.720%, 6/7/07 (b)	14,425,000
		Series B, SPA-JPMorganChase:
800,000	A-1+	3.830%, 6/1/07 (b)	800,000
16,000,000	A-1+	3.720%, 6/7/07 (b)	16,000,000
3,400,000	A-1+	Court Facilities Lease, Series B, LOC-Bayerische Landesbank,
		3.800%, 6/6/07 (b)	3,400,000
8,700,000	VMIG1(a)	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen,
		3.710%, 6/6/07 (b)	8,700,000
5,660,000	A-1+	State Personal Income Tax Revenue, Refunding Education, Series C,
		SPA-Depfa Bank PLC, 3.800%, 6/7/07 (b)	5,660,000

		Total Education	73,995,082

Finance — 10.7%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-
		Insured:
10,065,000	A-1+	Series A, SPA-Dexia Credit Local, 3.800%, 6/6/07 (b)	10,065,000
11,250,000	A-1+	Series B, SPA-BNP Paribas, 3.670%, 6/6/07 (b)	11,250,000
		New York City, NY, TFA:
		Future Tax Secured:
2,405,000	A-1+	Revenue, Series C, LIQ-Landesbank Baden-Wurttemberg, 3.720%,
		6/6/07 (b)	2,405,000
100,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.890%, 6/1/07 (b)	100,000
1,155,000	A-1+	New York City Recovery Project Revenue, Series 3, Subordinated Series
		3-H, SPA-Royal Bank of Canada, 3.890%, 6/1/07 (b)	1,155,000
8,495,000	A-1+	Putters, Series 305, AMBAC-Insured, LIQ-JPMorganChase, 3.800%,
		6/7/07 (b)	8,495,000
		Revenue:
10,400,000	A-1+	Future Tax Secured, Series A-2, SPA-JPMorganChase, 3.780%,
		6/6/07 (b)	10,400,000
		New York City Recovery Project, Series 1:
5,735,000	A-1+	Subordinated Series 1A, LIQ-Landesbank Hessen-Thuringen,
		3.780%, 6/6/07 (b)	5,735,000
1,900,000	A-1+	Subordinated Series 1B, LIQ-Societe Generale, 3.800%, 6/6/07 (b)	1,900,000
6,000,000	A-1+	Subordinated Series 2A, LIQ-Dexia, 3.840%, 6/1/07 (b)	6,000,000
19,705,000	A-1+	Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.720%, 6/6/07 (b)	19,705,000
18,600,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 3.780%, 6/6/07 (b)	18,600,000
		New York State LGAC:
3,432,000	A-1+	Revenue, Series C, LOC-Landesbank Hessen-Thuringen, 3.700%, 6/6/07 (b)	3,432,000
		Series B:
11,013,000	A-1+	LOC-Bank of Nova Scotia, 3.700%, 6/6/07 (b)	11,013,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Finance — 10.7% (continued)
$ 3,100,000	A-1+	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.670%,
		6/6/07 (b)	$3,100,000

		Total Finance	113,355,000

General Obligation — 10.2%
2,900,000	NR	Ardsley, NY, Union Free School District, GO, BAN, Series D, 4.250% due
		6/15/07	2,900,765
3,500,000	MIG1(a)	Massapequa, NY, Union Free School District, GO, TAN, 4.500% due 6/27/07	3,501,804
15,000,000	SP-1+	Nassau County, NY, GO, TAN, Series A, 4.250% due 9/30/07	15,036,239
		New York City, NY, GO:
7,175,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale,
		3.760%, 6/7/07 (b)	7,175,000
500,000	A-1	Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank,
		3.890%, 6/1/07 (b)	500,000
3,700,000	A-1+	Subordinated Series C-4, LOC-BNP Paribas, 3.680%, 6/6/07 (b)	3,700,000
10,000,000	A-1+	Subordinated Series H-1, LOC-Dexia Credit Local, 3.880%, 6/1/07 (b)	10,000,000
13,250,000	A-1+	Subordinated Series H-3, LOC-Bank of New York, 3.700%, 6/6/07 (b)	13,250,000
5,000,000	A-1+	Subordinated Series H-8, 3.750%, 6/6/07 (b)	5,000,000
2,000,000	A-1+	Municipal Securities Trust Recipients, AMBAC-Insured, SGB 36, LIQ-
		Societe Generale, 3.760%, 6/7/07 (b)	2,000,000
1,800,000	A-1+	Subordinated Series E5, LOC-JPMorganChase Bank, 3.920%, 6/1/07 (b)	1,800,000
4,700,000	A-1+	Subordinated Series G-2, LOC-Bank of Nova Scotia, 3.680%, 6/6/07 (b)	4,700,000
5,600,000	NR	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/29/07	5,601,290
10,000,000	SP-1+	Suffolk County, NY, GO, TAN, 4.000% due 8/16/07	10,010,235
23,795,000	NR	Victor, NY, Central School District, GO, BAN, 4.500% due 6/27/07	23,808,238

		Total General Obligation	108,983,571

Government Facilities — 3.2%
		Jay Street Development Corp., NY, Courts Facility Lease Revenue:
		New York City, Jay Street Project:
8,000,000	A-1+	Series A-1, LOC-Bank of America, 3.700%, 6/6/07 (b)	8,000,000
		Series A-2, LOC-Depfa Bank PLC:
5,705,000	A-1+	3.740%, 6/1/07 (b)	5,705,000
4,295,000	A-1+	3.750%, 6/6/07 (b)	4,295,000
2,690,000	A-1+	Series A-4, LOC-Depfa Bank PLC, 3.860%, 6/1/07 (b)	2,690,000
13,400,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 3.700%, 6/6/07 (b)	13,400,000

		Total Government Facilities	34,090,000

Hospitals — 3.3%
200,000	A-1+	Nassau Health Care Corp., New York Revenue, Subordinated Series 2004-C2,
		FSA-Insured, SPA-Dexia Credit Local, 3.720%, 6/7/07 (b)	200,000
		New York State Dormitory Authority Revenue:
3,200,000	A-1+	Mental Health Facilities Improvement, Series F-2A, FSA-Insured, SPA-
		Dexia Credit Local, 3.770%, 6/7/07 (b)	3,200,000
6,600,000	A-1+	Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia
		Credit Local, 3.800%, 6/7/07 (b)	6,600,000
2,580,000	A-1+	Mental Health Services, Subordinated Series D-2B, FSA-Insured, SPA-
		Dexia Credit Local, 3.720%, 6/7/07 (b)	2,580,000
		Orange County, NY, IDA:
9,000,000	A-1	Civic Facility Revenue, Arden Hill Hospital Project, FSA-Insured, SPA-
		Morgan Stanley, 3.740%, 6/7/07 (b)	9,000,000
4,150,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan
		Stanley Bank, 3.720%, 6/7/07 (b)	4,150,000
2,000,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4057, FSA-Insured,
		SPA-Merrill Lynch, 3.800%, 6/7/07 (b)	2,000,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Hospitals — 3.3% (continued)
$ 7,290,000	A-1+	Suffolk County, NY, Industrial Development Agency, Civic Facilities
		Revenue, Huntington Hospital, Series A, LOC-Bank of America, 3.700%,
		6/6/07 (b)	$7,290,000

		Total Hospitals	35,020,000

Housing: Multi-Family — 25.1%
3,075,000	VMIG1(a)	Forest City New Rochelle, NY, Revenue Certificates of Trust, Senior
		Certificates Beneficial Owner, LOC-Wachovia Bank NA, 3.750%, 6/7/07 (b)
		New York City, HDC, Multi-Family Revenue, Mortgage:	3,075,000
6,850,000	A-1+	Reverend Ruben Diaz, Series A, LOC-Bank of America NA, 3.800%,
		6/6/07 (b)(d)	6,850,000
10,000,000	A-1+	West 61st Street Apartments, Series A, LOC-HSBC Bank USA NA,
		3.850%, 6/6/07 (b)(d)	10,000,000
		New York City, NY, HDC:
		MFH Rent Revenue:
1,525,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 3.830%,
		6/6/07 (b)(d)	1,525,000
1,000,000	A-1+	First Avenue Development, Series A, FNMA-Collateralized,
		3.830%, 6/6/07 (b)(d)	1,000,000
		MFH Revenue:
11,000,000	A-1+	155 West 21st Street, Series A, LOC-Bank of New York, 3.850%,
		6/6/07 (b)(d)	11,000,000
8,550,000	A-1+	1904 Vyse Avenue Apartments, Series A, LOC-HSBC Bank USA
		N.A., 3.800%, 6/6/07 (b)(d)	8,550,000
1,900,000	A-1+	Columbus Apartments, Series A, LIQ-FNMA, 3.700%, 6/6/07 (b)	1,900,000
15,400,000	A-1+	Related Upper, Series A, LOC-Landesbank Baden, 3.810%, 6/6/07 (b)(d)	15,400,000
13,375,000	A-1+	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA
		N.A., 3.800%, 6/6/07 (b)(d)	13,375,000
12,500,000	A-1+	Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series
		A, FNMA-Insured, 3.780%, 6/6/07 (b)	12,500,000
16,000,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.700%, 6/6/07 (b)	16,000,000
		New York State HFA:
15,000,000	VMIG1(a)	20 River Terrace Housing, Series A, LIQ-FNMA, 3.750%, 6/6/07 (b)	15,000,000
		Revenue:
4,700,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen
		Girozentrale, 3.820%, 6/6/07 (b)	4,700,000
15,000,000	VMIG1(a)	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.830%, 6/6/07 (b)(d)	15,000,000
22,600,000	VMIG1(a)	West 17th Street Housing, Series A, LOC-Landesbank Baden-
		Wurttemberg, 3.850%, 6/6/07 (b)(d)	22,600,000
9,800,000	A-1+	Service Contract Revenue, Series A, LOC-Westdeutsche Landesbank,
		3.780%, 6/6/07 (b)	9,800,000
		New York State Housing Finance Agency:
2,200,000	VMIG1(a)	750 Sixth Avenue, Series A, FNMA-Collateralized, 3.810%, 6/6/07 (b)(d)	2,200,000
48,345,000	VMIG1(a)	Tribeca Green Housing, Series A, LOC-Landesbank Hessen-Thruingen,
		3.680%, 6/6/07 (b)	48,345,000
1,055,000	A-1+	Refunding, Economic Development and Housing, Series C, FGIC-
		Insured, SPA-Dexia Credit Local, 3.750%, 6/6/07 (b)	1,055,000
6,600,000	VMIG1(a)	Revenue, 1500 Lexington Associates LLC, Series A, Remarketed
		4/15/04, LIQ-FNMA , 3.850%, 6/6/07 (b)(d)	6,600,000
		New York, NY, HDC, MFH, Revenue:
20,000,000	A-1+	90 West St., Series A, LIQ-FNMA, 3.780%, 6/6/07 (b)	20,000,000
20,000,000	A-1+	Atlantic Court Apartments, Series A, LIQ-FHLMC, 3.830%, 6/6/07 (b)(d)	20,000,000

		Total Housing: Multi-Family	266,475,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Housing: Single Family — 5.9%
		New York State Housing Finance Agency:
		Revenue:
$ 2,000,000	VMIG1(a)	Clinton Green North Housing, Series A, LOC-Bank of America,
		3.810%, 6/6/07 (b)(d)	$2,000,000
11,000,000	VMIG1(a)	East 39th Street Housing, Series A, Remarketed 11/1/01, Credit
		Enhanced by FNMA, 3.810%, 6/6/07 (b)(d)	11,000,000
20,000,000	VMIG1(a)	Victory Housing, Series 2004-A, Credit Enhanced by FNMA,
		3.830%, 6/6/07 (b)(d)	20,000,000
10,000,000	A-1+	Service Contract Revenue, Refunding, Series G, LOC-Westdeutsche
		Landesbank, 3.750%, 6/6/07 (b)	10,000,000
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
5,000,000	VMIG1(a)	Series 132, SPA-Dexia Credit Local, 3.860%, 6/1/07 (b)(d)	5,000,000
15,000,000	VMIG1(a)	Series 139, LOC-Dexia Credit Local, 3.950%, 6/1/07 (b)(d)	15,000,000

		Total Housing: Single Family	63,000,000

Industrial Development — 5.9%
3,240,000	VMIG1(a)	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living
		Residential Corporation Project, Series A, LOC-HSBC Bank USA N.A.,
		3.740%, 6/7/07 (b)	3,240,000
8,850,000	A-1+	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
		Societe Generale, 3.800%, 6/6/07 (b)(d)	8,850,000
11,900,000	VMIG1(a)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
		Fargo Bank N.A., 3.750%, 6/7/07 (b)	11,900,000
10,000,000	VMIG1(a)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
		JPMorganChase, 3.800%, 6/7/07 (b)	10,000,000
1,260,000	A-1+	New York State Urban Development Corp., Revenue, PT-1669, FGIC-
		Insured, 3.800%, 6/7/07 (b)	1,260,000
3,800,000	A-1+	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
		Bank USA N.A., 3.950%, 6/7/07 (b)(d)	3,800,000
		Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty:
3,040,000	A-1+	Series A, LOC-HSBC Bank USA N.A., 3.950%, 6/7/07 (b)(d)	3,040,000
395,000	A-1+	Series B, LOC-HSBC Bank USA N.A., 3.950%, 6/7/07 (b)(d)	395,000
20,150,000	A-1+	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
		Wachovia Bank, 3.780%, 6/7/07 (b)	20,150,000

		Total Industrial Development	62,635,000

Miscellaneous — 2.3%
4,200,000	A-1+	Capital District Regional Off Track Betting Corp. New York, Series A, LOC-
		Bank of America, 3.770%, 6/7/07 (b)	4,200,000
8,000,000	A-1+	Commonwealth of Puerto Rico, P-Floats PA-944, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.750%, 6/7/07 (b)	8,000,000
7,000,000	VMIG1(a)	Hudson Yards Infrastructure Corp., NY, Revenue, Series 1608, FGIC-Insured,
		LOC-Morgan Stanley Municipal Funding Inc., 3.820%, 6/7/07 (b)	7,000,000
5,000,000	A-1+	New York State Dormitory Authority Revenue, Series PA-449, FSA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.800%, 6/7/07 (b)	5,000,000

		Total Miscellaneous	24,200,000

Public Facilities — 1.2%
285,000	VMIG1(a)	New York City, NY, Trust for Cultural Resources, Revenue, Asia Society,
		LOC-JPMorganChase, 3.720%, 6/7/07 (b)	285,000
9,500,000	A-1+	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
		Series A, 3.700%, 6/6/07 (b)	9,500,000
2,630,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3960, Hudson
		Yards Infrastructure Corp., NY, Revenue, FGIC-Insured, LIQ-Merrill
		Lynch, 3.800%, 6/7/07 (b)	2,630,000

		Total Public Facilities	12,415,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Tax Allocation — 1.4%
$ 14,580,000	F1+(c)	New York City, NY, TFA, PT-1839, MBIA-Insured, SPA-Merrill Lynch
		Capital Services Inc., 3.800%, 6/7/07 (b)	$14,580,000

Transportation — 13.3%
		Metropolitan Transportation Authority of New York, Revenue:
10,000,000	NR	3.650% due 6/5/07	10,000,000
5,905,000	F1+(c)	P Floats PT-3131, AMBAC-Insured, LIQ-Merrill Lynch Capital Services
		Inc., LIQ-JPMorganChase, 3.800%, 6/7/07 (b)	5,905,000
6,885,000	A-1+	Putters, Series 267, MBIA-Insured, 3.800%, 6/7/07 (b)	6,885,000
2,375,000	A-1+	Refunding, Series D-1, FSA-Insured, SPA-Westdeutsche Landesbank,
		3.730%, 6/7/07 (b)	2,375,000
7,095,000	A-1+	Series G, LOC-BNP Paribas, 3.800%, 6/1/07 (b)	7,095,000
14,000,000	A-1+	Series PA-1036, LIQ-Merrill Lynch, 3.800%, 6/7/07 (b)	14,000,000
4,000,000	A-1+	Series PT-1077, FSA-Insured, SPA-Merrill Lynch, 3.800%, 6/7/07 (b)	4,000,000
1,000,000	A-1+	Subordinated Series G-2, LOC-BNP Paribas, 3.910%, 6/1/07 (b)	1,000,000
2,000,000	NR	TECP, LOC-ABN AMRO, 3.600% due 6/5/07	2,000,000
1,000,000	AAA	Metropolitan Transportation Authority, NY, Service Contract Revenue, Series
		B, FGIC-Insured, 5.000% due 1/1/08	1,007,877
		New York State Thruway Authority:
		General Revenue:
4,980,000	F1+(c)	Series 2614, AMBAC-Insured, LIQ-Merrill Lynch Capital Services
		Inc., 3.800%, 6/7/07 (b)	4,980,000
1,460,000	F1+(c)	Series PT-3424, AMBAC-Insured, LIQ-Merrill Lynch, 3.800%,
		6/7/07 (b)	1,460,000
9,745,000	VMIG1(a)	Highway & Bridge Trust Fund Revenue, Series 1611, AMBAC-Insured,
		LOC-Morgan Stanley Municipal Funding Inc., 3.820%, 6/7/07 (b)	9,745,000
11,495,000	A-1+	Service Contract Revenue, Putters, Series 145, AMBAC-Insured, LIQ-
		JPMorganChase, 3.800%, 6/7/07 (b)	11,495,000
6,220,000	F1+(c)	State Personal Income Tax Revenue, PT-1922, MBIA-Insured, 3.800%,
		6/7/07 (b)	6,220,000
7,400,000	A-1	Puerto Rico Public Finance Corp., MSTC, Series 2000-102 Certificate, Class
		A, AMBAC-Insured, LIQ-Bear Stearns Capital Markets, 3.760%, 6/7/07 (b)(e)	7,400,000

		Triborough Bridge & Tunnel Authority, NY, Revenue:
9,835,000	A-1+	General Series A, SPA-Dexia Credit Local, 3.720%, 6/6/07 (b)	9,835,000
11,445,000	A-1+	Putters, Series 304, MBIA-Insured, LIQ-JPMorganChase, 3.800%,
		6/7/07 (b)	11,445,000
		Refunding:
15,000,000	A-1+	Gem Subordinated Series B-4, SPA-Landesbank Baden-
		Wurttemberg, 3.700%, 6/7/07 (b)	15,000,000
10,000,000	A-1+	Series F, SPA-ABN AMRO Bank N.V., 3.770%, 6/7/07 (b)	10,000,000

		Total Transportation	141,847,877

Utilities — 5.4%
		Long Island, NY, Power Authority:
		Electric System Revenue:
5,180,000	A-1	Series 1647, MBIA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (b)	5,180,000
10,680,000	A-1+	Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische
		Landesbank, 3.860%, 6/1/07 (b)	10,680,000
		Series 1:
12,150,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank &
		Landesbank Baden-Wurttemberg, 3.750%, 6/6/07 (b)	12,150,000
1,500,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co.,
		3.830%, 6/1/07 (b)	1,500,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Utilities — 5.4% (continued)
$ 2,425,000	A-1+	New York State Energy Research & Development Authority, Revenue,
		Consolidated Edison Co., Subordinated Series A-2, LOC-Wachovia
		Bank, 3.750%, 6/6/07 (b)	$2,425,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
21,700,000	A-1+	Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07 (b)	21,700,000
4,200,000	A-1+	Series SGA 44, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07 (b)	4,200,000

		Total Utilities	57,835,000

Water & Sewer — 4.7%
		New York City, NY, Municipal Water Finance Authority:
25,000,000	A-1+	Series AA-3, SPA-Dexia Credit Local, 3.750%, 6/7/07 (b)	25,000,000
		Water & Sewer System Revenue:
9,875,000	A-1+	Fiscal 2003, Subordinated Series C-3, SPA-Depfa Bank PLC,
		3.860%, 6/1/07 (b)	9,875,000
4,020,000	A-1+	Series F, Subordinated Series F-2, SPA-Bayerische Landesbank,
		3.780%, 6/1/07 (b)	4,020,000
500,000	A-1+	Series F-1, SPA-Dexia Credit Local, 3.870%, 6/1/07 (b)	500,000
10,660,000	A-1+	Series PA-1021, AMBAC-Insured, TCRS, 3.800%, 6/7/07 (b)	10,660,000

		Total Water & Sewer	50,055,000

		TOTAL INVESTMENTS — 99.6% (Cost — $1,058,486,530#)	1,058,486,530
		Other Assets in Excess of Liabilities — 0.4%	4,188,069

		TOTAL NET ASSETS — 100.0%	$1,062,674,599

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 7 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
CSD - Central School District
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
HDC - Housing Development Corporation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TCRS - Transferable Custodial Receipts
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”), is a separate non-diversified series of Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the investment company Act of 1940, as amended (“the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified series of CitiFunds Trust III, a Massachusetts business trust, registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:      July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:      July 27, 2007

By:     /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:      July 27, 2007